STATEMENT OF CASH FLOWS (Details) - Schedule of issuance of other equity instruments $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
STATEMENT OF CASH FLOWS (Details) - Schedule of issuance of other equity instruments [Line Items]
Fair Value (see note 24)	$ 5,470,625
Use for settement of claim	(828,581)
Issuance costs	(730,279)
DIP Junior offset	(708,975)
Cash inflow	3,202,790
Convertible Notes H [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of issuance of other equity instruments [Line Items]
Fair Value (see note 24)	1,372,837
Issuance costs	(24,812)
DIP Junior offset	(327,957)
Cash inflow	1,020,068
Convertible Notes I [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of issuance of other equity instruments [Line Items]
Fair Value (see note 24)	4,097,788
Use for settement of claim	(828,581)
Issuance costs	(705,467)
DIP Junior offset	(381,018)
Cash inflow	$ 2,182,722